Financial Instruments (Details)			1 Months Ended	12 Months Ended
	Feb. 04, 2020 $ / shares shares	Feb. 28, 2019 $ / shares shares	Aug. 31, 2019 shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CHF (SFr) shares	Dec. 31, 2022 USD ($) shares	Jan. 04, 2022	Nov. 02, 2021
Financial Instruments [Line Items]
Owner payment (in Dollars)						$ 177,775,000
Ordinary shares (in Shares) | shares				258,564		257,376
Share price risk value (in Dollars)				$ 138,446,000		$ 114,984,000
Share price risk rate				14.02%	14.02%	14.50%
Revaluation loss (in Dollars)				$ 23,462,000		$ 62,791,000
Increased (decrease) profit or loss (in Dollars)				$ 1,384,000		$ 1,150,000
Non tradable warrants (in Dollars per share) | $ / shares		$ 8.625
Expected term of warrant				1 month 6 days	1 month 6 days	1 year 1 month 6 days
Expected volatility				47.57%	47.57%	48.15%
Risk-free rate				5.30%	5.30%	4.70%
Warrants exercise price (in Dollars per share) | $ / shares	$ 1.914
Warrants to purchase (in Shares) | shares	95,620
Percentage of shares and voting interests							100.00%
Liability payment (in Dollars)				$ 5,295
Share price decreased percentage				10.00%	10.00%
Stratasys Ltd. [Member]
Financial Instruments [Line Items]
Share price risk rate				1.00%	1.00%
Share price risk				On July 24, 2022, Stratasys’ board of directors approved a poison pill mechanism, which will block the possibility of controlling or having a significant influence on Stratasys without the approval of Stratasys’ board of directors. In accordance with the approved poison pill, when there will be a shareholder who owns 15% of Stratasys, every other shareholder will be entitled to purchase a new share issued to such shareholder by Stratasys at a price of $0.01 per share, and in this way will be able to dilute the shareholder who owns 15%, which is not entitled to this right, unless the purchase of the shares that reached the 15% threshold was approved by the Stratasys’ board of directors. The poison pill was valid for one year, until July 24, 2023.	On July 24, 2022, Stratasys’ board of directors approved a poison pill mechanism, which will block the possibility of controlling or having a significant influence on Stratasys without the approval of Stratasys’ board of directors. In accordance with the approved poison pill, when there will be a shareholder who owns 15% of Stratasys, every other shareholder will be entitled to purchase a new share issued to such shareholder by Stratasys at a price of $0.01 per share, and in this way will be able to dilute the shareholder who owns 15%, which is not entitled to this right, unless the purchase of the shares that reached the 15% threshold was approved by the Stratasys’ board of directors. The poison pill was valid for one year, until July 24, 2023.
Level 2 of fair value hierarchy [member]
Financial Instruments [Line Items]
Risk-free rate				0.96%	0.96%
Expected dividend yield				0.00%	0.00%
Cash payment (in Dollars)						$ 4,982,000
Essemtec’s underlying gross profit (in Francs) | SFr					SFr 13,850
Level 3 [Member]
Financial Instruments [Line Items]
Percentage of shares and voting interests								100.00%
Dividend Yield [Member]
Financial Instruments [Line Items]
Expected dividend yield				0.00%	0.00%
Top of range [member] | Level 2 of fair value hierarchy [member]
Financial Instruments [Line Items]
Expected term of warrant				8 months 4 days	8 months 4 days
Expected volatility				51.20%	51.20%
Risk-free rate				4.84%	4.84%
Bottom of range [member] | Level 2 of fair value hierarchy [member]
Financial Instruments [Line Items]
Expected term of warrant						1 year 8 months 4 days
Expected volatility						48.50%
Risk-free rate						4.48%
Stratasys Ltd. [Member]
Financial Instruments [Line Items]
Ordinary shares (in Shares) | shares				9,695,115
IPO [Member]
Financial Instruments [Line Items]
Non-tradable warrants (in Shares) | shares		1,600,000
Non-tradable warrants term		5 years
Warrants remained outstanding (in Shares) | shares				1,316,010	1,316,010
Note warrant [Member]
Financial Instruments [Line Items]
Non-tradable warrants (in Shares) | shares			62,668,850
Fair value warrants amount (in Dollars)				$ 0		$ 6,000
Variable exercise price percentage			125.00%
Warrants [Member]
Financial Instruments [Line Items]
Fair value warrants amount (in Dollars)				$ 56,000		$ 63,000